Supplemental Combined Financial Statement Information - Schedule of Property and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Property, Plant and Equipment
Total cost	$ 118,794	$ 138,552
Less: accumulated depreciation and amortization	(81,199)	(96,973)
Total property and equipment, net	37,595	41,579
Depreciation expense on property and equipment	16,900	11,800	$ 10,600
Land and buildings
Property, Plant and Equipment
Total cost	2,854	2,854
Leasehold improvements
Property, Plant and Equipment
Total cost	13,530	13,592
Software
Property, Plant and Equipment
Total cost	22,823	29,870
Equipment, furniture, and other
Property, Plant and Equipment
Total cost	$ 79,587	$ 92,236